Common Stock and Earnings per Share	12 Months Ended
Nov. 30, 2014
Earnings Per Share [Abstract]
Common Stock and Earnings per Share
Common Stock and Earnings per Share

Weighted average shares of Class A common stock outstanding for the years ended November 30, 2014, 2013, and 2012, respectively, were calculated as follows (in thousands):

	2014	2013	2012
Weighted-average shares outstanding:
Shares used in basic EPS calculation	68,163	66,434	65,840
Effect of dilutive securities:
Restricted stock units	957	1,006	866
Stock options and other stock-based awards	—	2	29
Shares used in diluted EPS calculation	69,120	67,442	66,735

Share Buyback Programs
During 2006, our board of directors approved a program to reduce the dilutive effects of employee equity grants, by allowing employees to surrender shares back to the Company for a value equal to their minimum statutory tax liability. We then pay the statutory tax on behalf of the employee. For the year ended November 30, 2014, we accepted 527,497 shares surrendered by employees under the tax withholding program for approximately $62.9 million, or $119.33 per share.

In March 2011, our board of directors authorized the repurchase of up to one million common shares per fiscal year in the open market (the March 2011 Program). We may execute on this program at our discretion, balancing dilution offset with other investment opportunities of the business, including acquisitions. The March 2011 Program does not have an expiration date. No shares were repurchased under this plan during 2012, 2013, or 2014.

In October 2012, our board of directors authorized the repurchase of shares of Class A common stock with a maximum aggregate value of $100 million (the October 2012 Program). We may repurchase shares of Class A common stock in open market purchases or through privately negotiated transactions in compliance with Exchange Act Rule 10b-18, subject to market conditions, applicable legal requirements, and other relevant factors. The October 2012 Program does not obligate us to repurchase any dollar amount or number of shares of Class A common stock, and it may be suspended at any time at our discretion. For the year ended November 30, 2013, we repurchased 467,500 shares for approximately $46.2 million, or $98.80 per share. For the year ended November 30, 2012, we repurchased 563,221 shares for approximately $49.8 million, or $88.40 per share.